Summary of significant accounting policies (Details 4) (Boot Barn Holding Corporation)	Jun. 09, 2014	Mar. 29, 2014
Boot Barn Holding Corporation
Noncontrolling interest
Ownership percentage of noncontrolling shareholders (as a percent)	5.00%	5.00%